Note 9 - Leases - Schedule of Components of Operating Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating lease expense	$ 716	$ 716
Weighted-average remaining lease term (Year)	1 year 4 months 2 days	2 years 4 months 2 days
Weighted-average discount rate	7.12%	7.12%
Clinical Trials Expense [Member]
Operating lease expense	$ 240	$ 110
Research and Development Expense [Member]
Operating lease expense	233	284
General and Administrative Expense [Member]
Operating lease expense	$ 243	$ 322